Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966	57.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68000%	February 15, 2017
Class A-2a Notes	$200,000,000.00	1.120%	December 15, 2018
Class A-2b Notes	$163,100,000.00	0.831%	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.390%	July 15, 2020
Class A-4 Notes	$102,780,000.00	1.600%	June 15, 2021
Class B Notes	$31,580,000.00	1.940%	July 15, 2021
Class C Notes	$21,050,000.00	2.190%	July 15, 2022
Total	$1,052,610,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,868,828.66

Principal:
Principal Collections	$23,648,118.35
Prepayments in Full	$16,471,887.81
Liquidation Proceeds	$56,231.17
Recoveries	$0.00
Sub Total	$40,176,237.33
Collections	$43,045,065.99

Purchase Amounts:
Purchase Amounts Related to Principal	$138,820.05
Purchase Amounts Related to Interest	$289.59
Sub Total	$139,109.64

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$43,184,175.63

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	2
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$43,184,175.63
Servicing Fee	$916,885.04	$916,885.04	$0.00	$0.00	$42,267,290.59
Interest - Class A-1 Notes	$97,181.07	$97,181.07	$0.00	$0.00	$42,170,109.52
Interest - Class A-2a Notes	$186,666.67	$186,666.67	$0.00	$0.00	$41,983,442.85
Interest - Class A-2b Notes	$105,353.54	$105,353.54	$0.00	$0.00	$41,878,089.31
Interest - Class A-3 Notes	$353,523.33	$353,523.33	$0.00	$0.00	$41,524,565.98
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$41,387,525.98
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,387,525.98
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$41,336,471.65
Second Priority Principal Payment	$12,280,743.19	$12,280,743.19	$0.00	$0.00	$29,055,728.46
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$29,017,312.21
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,017,312.21
Regular Principal Payment	$171,464,968.11	$29,017,312.21	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$43,184,175.63

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$12,280,743.19
Regular Principal Payment					$29,017,312.21
Total					$41,298,055.40
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$41,298,055.40	$180.42	$97,181.07	$0.42	$41,395,236.47	$180.84
Class A-2a Notes	$0.00	$0.00	$186,666.67	$0.93	$186,666.67	$0.93
Class A-2b Notes	$0.00	$0.00	$105,353.54	$0.65	$105,353.54	$0.65
Class A-3 Notes	$0.00	$0.00	$353,523.33	$1.16	$353,523.33	$1.16
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$41,298,055.40	$39.23	$969,235.19	$0.92	$42,267,290.59	$40.15

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$183,745,711.30	0.8027336	$142,447,655.90	0.6223139
Class A-2a Notes	$200,000,000.00	1.0000000	$200,000,000.00	1.0000000
Class A-2b Notes	$163,100,000.00	1.0000000	$163,100,000.00	1.0000000
Class A-3 Notes	$305,200,000.00	1.0000000	$305,200,000.00	1.0000000
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$1,007,455,711.30	0.9571025	$966,157,655.90	0.9178686

Pool Information
Weighted Average APR	3.047%	3.017%
Weighted Average Remaining Term	57.00	56.14
Number of Receivables Outstanding	44,917	43,909
Pool Balance	$1,100,262,052.02	$1,059,906,664.07
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,011,617,406.37	$974,124,968.11
Pool Factor	0.9616295	0.9263589

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$36,950,790.89
Yield Supplement Overcollateralization Amount	$85,781,695.96
Targeted Overcollateralization Amount	$117,011,665.98
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$93,749,008.17

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	2
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		105	$40,330.57
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$40,330.57
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0440%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0003%
Current Collection Period			0.0448%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		186	$40,591.08
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$40,591.08
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0035%

Average Realized Loss for Receivables that have experienced a Realized Loss			$218.23
Average Net Loss for Receivables that have experienced a Realized Loss			$218.23

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.46%	182	$4,923,219.89
61-90 Days Delinquent	0.05%	21	$561,384.64
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.52%	203	$5,484,604.53

Repossession Inventory:
Repossessed in the Current Collection Period		13	$381,088.89
Total Repossessed Inventory		14	$427,243.69

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0022%
Current Collection Period			0.0478%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0530%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	2

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer